UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

September 30, 2010

1.807740.106

NCC-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (e) - 59.1%
Due Date	Yield (a)	Principal Amount	Value
Abbott Laboratories
10/26/10	0.57% (d)	$50,000,000	$50,000,000
Autobahn Funding (Liquidity Facility DZ BANK AG Deutsche Zentral- Genossenschaftsbank)
10/8/10	0.30	16,000,000	15,999,067
Banco Bilbao Vizcaya Argentaria SA (London Branch)
10/1/10	0.35	5,000,000	5,000,000
Barclays U.S. Funding Corp.
10/18/10	0.48	100,000,000	99,977,333
BNP Paribas Finance, Inc.
2/22/11 to 3/22/11	0.44 to 0.48	150,000,000	149,698,333
Canadian Imperial Holdings, Inc.
10/12/10	0.26 (d)	100,000,000	100,000,000
Commerzbank U.S. Finance, Inc.
1/4/11	0.42	20,000,000	19,977,833
Commonwealth Bank of Australia
11/10/10 to 12/22/10	0.33 to 0.43 (d)	213,000,000	212,996,393
Credit Agricole North America
12/9/10	0.50	50,000,000	49,952,083
Dakota Notes (Citibank Credit Card Issuance Trust)
10/7/10 to 11/8/10	0.31 to 0.53	118,250,000	118,209,363
Danske Corp.
10/4/10 to 11/12/10	0.33 to 0.41	86,000,000	85,979,423
DnB NOR Bank ASA
1/5/11 to 3/7/11	0.35 to 0.62	121,000,000	120,816,320
Groupe BPCE
10/4/10 to 11/17/10	0.42 to 0.57	33,000,000	32,988,373
Hannover Funding Co. LLC (Liquidity Facility Norddeutsche Landesbank Girozentrale) (Liquidity Facility U.S. Bank NA, Minnesota)
10/1/10 to 11/1/10	0.40 to 0.42	14,000,000	13,997,989
Intesa Funding LLC
12/1/10 to 1/4/11	0.35	64,000,000	63,956,231
Landesbank Hessen-Thuringen
10/6/10 to 12/20/10	0.52 to 0.53	110,000,000	109,897,911
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
10/18/10	0.30	2,000,000	1,999,717
Market Street Funding LLC (Liquidity Facility PNC Bank NA, Pittsburgh)
10/19/10	0.40	25,006,000	25,000,999
Natexis Banques Populaires U.S. Finance Co. LLC
11/1/10 to 12/20/10	0.40 to 0.45	76,000,000	75,957,514
Nationwide Building Society
12/15/10	0.37	32,000,000	31,975,333
Nordea North America, Inc.
11/3/10 to 2/11/11	0.39 to 0.60	93,000,000	92,929,969

Due Date	Yield (a)	Principal Amount	Value
Novartis Finance Corp.
1/10/11 to 2/23/11	0.30 to 0.36%	$34,300,000	$34,264,965
Rabobank USA Financial Corp.
2/7/11	0.40	100,000,000	99,856,667
Royal Bank of Canada
10/25/10	0.40	50,000,000	49,986,667
Royal Bank of Scotland PLC
10/14/10	0.55	100,000,000	99,980,139
Santander Finance, Inc.
12/3/10	0.39	24,000,000	23,984,400
Skandinaviska Enskilda Banken AB
11/3/10	0.35	11,000,000	10,996,521
Societe Generale North America, Inc.
11/3/10 to 11/19/10	0.29 to 0.35	67,000,000	66,971,661
Sumitomo Mitsui Banking Corp.
12/16/10	0.30	14,000,000	13,991,133
Sumitomo Trust & Banking Co. Ltd. New York Branch
10/12/10 to 12/13/10	0.34 to 0.35	199,700,000	199,599,675
Svenska Handelsbanken, Inc.
10/15/10	0.41	75,000,000	74,988,188
Toronto Dominion Holdings (USA)
10/28/10 to 1/4/11	0.40 to 0.50	100,000,000	99,919,028
Total Capital Canada Ltd.
6/22/11	0.43	16,000,000	15,949,547
Toyota Motor Credit Corp.
12/16/10 to 2/3/11	0.30 to 0.35	40,000,000	39,970,011
UBS Finance, Inc.
11/5/10	0.59	50,000,000	49,971,319
UniCredito Italiano Bank (Ireland) PLC
10/4/10 to 11/1/10	0.35 to 0.42	49,000,000	48,992,212
Westpac Banking Corp.
10/19/10 to 10/25/10	0.35 to 0.52 (d)	182,000,000	182,000,000
TOTAL COMMERCIAL PAPER			2,588,732,317
U.S. Government and Government Agency Obligations - 9.5%

Other Government Related - 9.5%
General Electric Capital Corp. (FDIC Guaranteed)
3/11/11	0.46 (c)	8,000,000	8,046,932
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
10/6/10 to 12/13/10	0.25 to 0.37 (b)	408,511,000	408,409,288
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			416,456,220
Federal Agencies - 3.8%
Due Date	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 3.8%
10/25/10 to 11/24/10	0.18 to 0.50% (d)	$169,000,000	$ 168,956,269
U.S. Treasury Obligations - 6.3%
U.S. Treasury Bills - 2.7%
10/7/10 to 3/31/11	0.20 to 0.45	119,000,000	118,930,903
U.S. Treasury Notes - 3.6%
1/31/11 to 3/31/11	0.21 to 0.48	155,000,000	155,401,822
TOTAL U.S. TREASURY OBLIGATIONS			274,332,725
Repurchase Agreements - 22.0%
	Maturity Amount
In a joint trading account at 0.23% dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) #	$512,301,273	512,298,000
With:
Deutsche Bank Securities, Inc. at 0.22%, dated 7/23/10 due 10/4/10 (Collateralized by U.S. Treasury Obligations valued at $256,186,663, 4.38% - 6.75%, 8/15/26 - 5/15/40)	250,111,528	250,000,000
Morgan Stanley & Co., Inc. at:
0.22%, dated 8/16/10 due 10/12/10 (Collateralized by U.S. Treasury Obligations valued at $102,028,726, 3.5% - 3.88%, 2/15/13 - 5/31/13)	100,034,833	100,000,000
0.23%, dated 7/30/10 due 10/28/10 (Collateralized by U.S. Treasury Obligations valued at $102,041,119, 4.63% - 8.13%, 2/15/17 - 5/15/21)	100,057,500	100,000,000
TOTAL REPURCHASE AGREEMENTS		962,298,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,410,775,531)	4,410,775,531
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(29,323,644)
NET ASSETS - 100%	$ 4,381,451,887
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $408,409,288 or 9.3% of net assets.

(c) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,046,932 or 0.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$512,298,000 due 10/01/10 at 0.23%
BNP Paribas Securities Corp.	$ 512,298,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section the end of this listing.

Income Tax Information
At September 30, 2010, the cost of investment securities for income tax purposes was $4,410,775,531.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

September 30, 2010

1.807741.106

NCT-QTLY-1110

Investments September 30, 2010 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 99.3%
Federal Home Loan Bank:
0.58% 6/10/11	$ 7,250,000	$ 7,263,355
0.7% 4/18/11	8,000,000	8,018,608
0.8% 5/6/11	15,125,000	15,179,889
1.625% 7/27/11	27,395,000	27,683,742
Freddie Mac 3.875% 6/29/11	11,500,000	11,803,750
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $69,858,655)		69,949,344
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.23%, dated 9/30/10 due 10/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $251,000)	$ 251,002	$ 251,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $70,109,655)	70,200,344
NET OTHER ASSETS (LIABILITIES) - 0.4%	261,202
NET ASSETS - 100%	$ 70,461,546
Legend
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$251,000 due 10/01/10 at 0.23%
BNP Paribas Securities Corp.	$ 251,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2010, the cost of investment securities for income tax purposes was $70,109,655. Net unrealized appreciation aggregated $90,689, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	November 29, 2010
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	November 29, 2010